Warrants - Bifurcated Black-Scholes Option Pricing Model (Details) - Black-Scholes model	Dec. 31, 2024 $ / shares Y	Feb. 08, 2023 $ / shares Y
Stock Price | Cash Exercise
Warrants
Warrant fair value measurement inputs	8,562.25	9
Stock Price | Cashless Exercise
Warrants
Warrant fair value measurement inputs	8,562.25	9
Exercise Price | Cash Exercise
Warrants
Warrant fair value measurement inputs	23,200	232
Exercise Price | Cashless Exercise
Warrants
Warrant fair value measurement inputs	0	0
Term (years) | Cash Exercise
Warrants
Warrant fair value measurement inputs | Y	5	3
Term (years) | Cashless Exercise
Warrants
Warrant fair value measurement inputs | Y	5	3
Volatility | Cash Exercise
Warrants
Warrant fair value measurement inputs	0.965	1.189
Volatility | Cashless Exercise
Warrants
Warrant fair value measurement inputs	0.965	1.189
Risk Free Rate | Cash Exercise
Warrants
Warrant fair value measurement inputs	0.03784	0.03853
Risk Free Rate | Cashless Exercise
Warrants
Warrant fair value measurement inputs	0.03784	0.03853
Dividend Yield | Cash Exercise
Warrants
Warrant fair value measurement inputs	0	0
Dividend Yield | Cashless Exercise
Warrants
Warrant fair value measurement inputs	0	0